Share Capital – Canopy Rivers (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes in Omnibus Plan Options

The following is a summary of the changes in the Company’s Omnibus Plan employee options during the years ended March 31, 2018 and 2019:

	Notes	Options issued	Weighted average exercise price

Balance outstanding at March 31, 2017		10,044,112	$3.97
Options granted		12,832,237	16.50
Replacement options issued as a result of the rTrees acquisition		224,433	3.18
Options exercised		(3,912,946)	2.82
Options forfeited/cancelled		(1,942,001)	9.32

Balance outstanding at March 31, 2018		17,245,835	$12.95
Options granted		22,145,198	51.49
Replacement options issued as a result of the CHI acquisitions	27(a)(iii)	568,005	14.98
Replacement options issued as a result of the Hiku acquisition	27(a)(iv)	291,629	10.64
Options exercised		(5,318,923)	11.48
Options forfeited/cancelled		(2,099,849)	55.37

Balance outstanding at March 31, 2019		32,831,895	$34.10

Summary of Assumptions Used Following Black-Scholes Option Pricing Model to Establish Fair Value of Options

In determining the amount of share-based compensation related to options issued during the year, the Company used the Black-Scholes option pricing model to establish the fair value of options granted during the years ended March 31, 2019 and 2018 on their measurement date by applying the following assumptions:

	March 31, 2019	March 31, 2018

Risk-free interest rate	2.00%	1.54%
Expected life of options (years)	2 - 5	3 - 5
Expected annualized volatility	75%	64%
Expected forfeiture rate	12%	11%
Expected dividend yield	nil	nil
Black-Scholes value of each option	$24.98	$8.88

Canopy Rivers Corporation
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assets Acquired and Liabilities Assumed at their Fair Value on Acquisition Date	The assets acquired and liabilities assumed at their fair value on the acquisition date are as follows.
Amount

Consideration	$1,353

Cash acquired	583

Listing expense	770

Seed Capital Options - Summary of Change in Seed Capital Options

The following table summarizes the change in seed capital options up to March 31, 2019:

	Seed capital options issued	Seed capital loan balance

Balance outstanding at March 31, 2017	-	$-

Options granted	10,066,668	503

Balance outstanding at March 31, 2018	10,066,668	$503

Options exercised	(6,227,776)	(311)

Balance outstanding at March 31, 2019	3,838,892	$192

Summary of Changes in Omnibus Plan Options

The following is a summary of the changes in Canopy Rivers’ stock options, excluding the seed capital options presented separately, during the years ended March 31, 2018 and 2019:

	Options issued	Weighted average exercise price

Balance outstanding at March 31, 2017	-	$-

Options granted	5,915,000	0.68

Balance outstanding at March 31, 2018	5,915,000	$0.68

Options granted	6,762,137	3.32
Options exercised	(154,882)	0.78

Balance outstanding at March 31, 2019	12,522,255	$1.98

Summary of Assumptions Used Following Black-Scholes Option Pricing Model to Establish Fair Value of Options

In determining the amount of share-based compensation related to options issued during the year, Canopy Rivers used the Black-Scholes option pricing model to establish the fair value of options granted during the year ended March 31, 2019 and 2018 on their measurement date by applying the following assumptions:

	March 31, 2019	March 31, 2018

Risk-free interest rate	1.70%	1.00%
Expected life of options (years)	0.4 - 4	1 - 3
Expected annualized volatility	70%	70%
Expected forfeiture rate	nil	nil
Expected dividend yield	nil	nil
Black-Scholes value of each option	$1.80	$0.55 - 1.05